ASSET PURCHASE AND TITLE TRANSFER (Details Narrative)					9 Months Ended		12 Months Ended
	Sep. 29, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 25, 2019 USD ($) shares	Jul. 30, 2018 USD ($) a	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Jun. 18, 2019 USD ($) a	Mar. 18, 2019 USD ($)
Aggregate property principal amount					$ 1,830,344		$ 1,818,825	$ 863,745
Total purchase price						$ 205,096	205,096
Unpaid amount owed							58,560	58,560
Proceed from related party					203,541	560,840	888,209	793,187
Repayment of related party						318,359	308,248	390,621
Accrued interest					1,403,707		1,756,937
Total Promissory notes, net of discount					2,184,762		$ 2,674,762	1,885,616
Debt converted into shares, value					$ 49,126	$ 156,310
Six-Twenty Management LLC [Member]
Attributable Interest							100.00%
Six-Twenty Management LLC [Member]
Accrued interest							$ 171,825
Total Promissory notes, net of discount							1,414,338
Lisa Landau [Member]
Repayments of debt by related party							71,000
Total Promissory notes, net of discount							94,104	76,360
Advances from related party							71,000
Repayment of related parties debt							152,065
Baja Residents Club (BRC) [Member] | Robert Valdes [Member]
Land in acres | a											497
Assets held for sale										$ 647,399	$ 670,000
Construction contract for consideration	$ 99,000
Construction contract for consideration funded								43,967
Total purchase price									$ 120,000
Total purchase price funded amount								61,440
Non Convertible Promissory Note [Member] | Six-Twenty Management LLC [Member]
Debt instrument face amount		$ 288,611
Convertible note, percentage		8.00%
Proceed from related party		$ 609,200					485,881
Repayment of related party							111,594
Repayments of debt by related party							143,883
Interest expenses							84,860	62,611
Accrued interest							0	86,965
Total Promissory notes, net of discount							0	960,746
Promissory Note [Member] | RAS, LLC [Member]
Debt instrument face amount			$ 440,803
Convertible note, percentage			10.00%
Repayments of debt by related party							12,300
Interest expenses							102,858
Accrued interest							0	45,876
Total Promissory notes, net of discount							$ 0	$ 249,589
Default coupon rate			18.00%				18.00%
Secured of common shares | shares			2,500,000
Debt converted into shares | shares							7,021,171
Debt converted							$ 386,023
Debt converted into shares, value							1,167,588
Loss on conversion							$ 781,565
Jason Sunstein [Member] | Residential Purchase Agreement (RPA) [Member]
Land in acres | a				80
Acquire real property				$ 1,100,000
Acquisition costs assets												$ 1,122,050
Acquisition costs for land												271,225
Acquisition costs for building												$ 850,825
Aggregate property principal amount		1,787,000
Property funding amount		$ 387,000
Jason Sunstein [Member] | Residential Purchase Agreement (RPA) [Member] | First and Second Mortgage Loans [Member]
Land in acres | a				80